STOCK-BASED COMPENSATION - Narrative (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) item shares	Mar. 31, 2022 USD ($) plan shares	Dec. 31, 2021 USD ($) plan item $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted average grant date fair value (in dollars per share) | $ / shares			$ 3.59	$ 1.44	$ 1.49
Options, unrecognized compensation expense | $	$ 3,994,756	$ 3,004,000	$ 3,994,756	$ 3,490,761	$ 6,321,143
Unrecognized expense expected period for recognition		10 months 24 days	1 year 1 month 2 days	1 year 3 months 10 days	1 year 4 months 20 days
Options exercised, intrinsic value | $			$ 4,054,823	$ 109,880	$ 277,155
Options vested, fair value | $		$ 1,875,000	$ 1,414,334	2,558,269	1,581,077
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years	4 years
Award expiration period		10 years	10 years
Stock-based compensation expense | $		$ 1,047,000	$ 2,492,533	$ 1,956,009	$ 2,286,349
Incremental expense | $			$ 356,937
Stock options | First anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%	25.00%
Stock options | 36 Months following first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		36 months
Award vesting percentage		75.00%	75.00%
Award expiration period			36 months
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option awards granted (in shares)			0	0	0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years	3 years
Restricted Stock Units (RSUs) | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of executive officers granted awards | item	2		2
Awards vested ( in shares)		0	0
Restricted Stock Units (RSUs) | First anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%
Restricted Stock Units (RSUs) | 36 Months following first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		36 months
Award vesting percentage		75.00%
Time-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option awards granted (in shares)		1,008,500
Time-Based RSUs | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years	3 years
Stock-based compensation expense | $	$ 119,941	$ 1,312,000
Unrecognized expense expected period for recognition		3 years 7 days	2 years 11 months 8 days
Non-option awards granted (in shares)		1,518,500	510,000
Non-option awards, unrecognized compensation expense | $	5,964,359	$ 14,737,000	$ 5,964,359
Price-Target RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option awards granted (in shares)		300,000
Price-Target RSUs | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $		$ 2,821,000	$ 1,035,944
Unrecognized expense expected period for recognition		7 months 24 days	10 months 24 days
Non-option awards granted (in shares)		1,070,000	770,000
Non-option awards, unrecognized compensation expense | $	$ 4,732,496	$ 4,352,000	$ 4,732,496
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for future issuance (in shares)	2,004,969	2,004,969	2,004,969
Increase in shares available for issuance as a percentage		1.00%	1.00%
Number of shares issued for option exercises and restricted stock purchase agreements (in shares)		0	0
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans | plan		1	1
Number of shares issued for option exercises and restricted stock purchase agreements (in shares)		2,588,500	1,280,000
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for future issuance (in shares)	10,024,848	10,024,848	10,024,848
Increase in shares available for issuance as a percentage	5.00%	5.00%
Number of shares available for grant (in shares)	8,744,848	7,198,848	8,744,848